Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Profit for the period	€ 57.1	€ 70.9	€ 89.8	€ 105.4
Taxation	13.5	16.8	20.5	24.2
Net financing costs	16.9	13.4	51.0	43.5
Depreciation & amortization	26.3	23.2	50.3	46.3
Exceptional items	€ 14.9	€ 12.4	€ 32.0	€ 35.9
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	20,000	50,389	20,000	43,155
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 14.9	€ 12.4	€ 32.0	€ 35.9
Other add-backs	0.6	2.7	5.8	6.4
Adjusted EBITDA	€ 129.3	€ 139.4	€ 249.4	€ 261.7